Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Public Member
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning	$ 4,916,250
Change in valuation inputs or other assumptions	(3,191,250)	$ (5,433,750)
Fair value as of ending	1,725,000	4,916,250
Initial measurement on March 2, 2021		10,350,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning	3,572,000
Change in valuation inputs or other assumptions	(2,318,667)	(3,948,000)
Fair value as of ending	1,253,333	3,572,000
Initial measurement on March 2, 2021		7,520,000
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of beginning	8,488,250
Change in valuation inputs or other assumptions	(5,509,917)	(9,381,750)
Fair value as of ending	$ 2,978,333	8,488,250
Initial measurement on March 2, 2021		$ 17,870,000